Kyocera's Sales to KDDI Corporation and Its Consolidated Subsidiaries (Detail) (KDDI Corporation, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Revenue, Major Customer
Amount of sales to KDDI Corporation and its consolidated subsidiaries (Yen in millions)	¥ 116,498	¥ 92,901	¥ 121,130
Sales Revenue
Revenue, Major Customer
Ratio of amount of sale to KDDI Corporation and its consolidated subsidiaries to consolidated net sales (%)	8.00%	7.30%	10.20%